Accounting Changes and New Accounting Guidance	12 Months Ended
Dec. 31, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Accounting changes and new accounting guidance
Accounting changes and new accounting guidance

ASU - 2015-02 - Consolidation (Topic 810): Amendments to the Consolidation Analysis

In February 2015, the FASB issued ASU 2015-02 “Amendments to the Consolidation Analysis,” an amendment to ASC 810, Consolidation.

This ASU eliminated the indefinite deferral of ASU 2010-10 “Amendments for Certain Investment Funds” for asset management funds with characteristics of an investment company and also eliminated the presumption that a general partner should consolidate a limited partnership. Entities that comply with or operate in accordance with the requirements that are similar to those of Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds are excluded from the scope of the ASU. This ASU also changed the consolidation analysis, particularly when a reporting entity has fee arrangements that meet certain requirements and for related party relationships.

The ASU is effective Jan. 1, 2016, with early adoption permitted during an interim period in fiscal year 2015.

In the second quarter of 2015, we elected to early adopt the new accounting guidance retrospectively to Jan. 1, 2015. As a result we restated the first quarter 2015 financial statements. The adoption of this ASU did not change the economic risks related to our businesses and therefore, our computation of economic capital did not change.

Adoption of the ASU resulted in a net decrease in consolidated total assets on our balance sheet at Jan. 1, 2015 of $7.7 billion, a decrease of approximately 2%.

As of Dec. 31, 2015, we had $1.4 billion in assets included in our consolidated financial statements related to investment management funds (VIEs and VMEs) we are required to consolidate and presented as assets of consolidated investment management funds. Approximately $1.2 billion of these assets are classified as trading assets while the remainder is classified as other assets. The net assets of any consolidated investment management fund are solely available to settle the liabilities of the entity and to settle any investors’ ownership liquidation requests, including any seed capital invested by BNY Mellon.

Additionally, BNY Mellon had $189 million included in other assets in its consolidated financial statements for non-consolidated VIE assets as of Dec. 31, 2015 where we are not the primary beneficiary of the entity. These assets relate solely to seed capital or residual interests invested in the VIEs.

ASU - 2015-07 - Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the FASB issued an ASU, “Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” An entity’s investments, where fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient, should not be categorized in the fair value hierarchy. The fair value will be included in aggregate to permit the reconciliation of the fair value with line items presented in the statement of financial position. The ASU is effective Jan. 1, 2016, with early adoption permitted during interim periods in fiscal year 2015. The Company adopted the ASU in the second quarter of 2015 and restated its disclosures for comparative periods in Note 20 “Fair value measurement” and Note 18 “Employee benefit plans.”

ASU - 2014-11 - Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures

In June 2014, the FASB issued an ASU, “Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures,” which amends the accounting guidance for “repo-to-maturity” transactions and repurchase agreements executed as repurchase financings. This ASU requires public entities to apply the accounting changes for the first interim or annual reporting period beginning after Dec. 15, 2014, and to comply with the enhanced disclosure requirements in the second quarter of 2015. The impact of adopting this ASU did not have a material impact on our results of operations. See Note 23 “Derivative instruments” for the related disclosure.